Fair Value Measurements - Summary of Assets that are Measured at Fair Value on a Recurring Basis (Detail) - USD ($)	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Fair Value, Inputs, Level 1 [Member] | Fair Value, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Restricted Investments, at Fair Value	$ 237,085,266	$ 234,716,046	$ 232,320,844